Consolidated Statements of Stockholders Equity (Unaudited) - USD ($) shares in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)
Balance, shares at Dec. 31, 2022		476
Balance, amount at Dec. 31, 2022	$ 19,403,000	$ 1,000	$ 50,677,000	$ (31,021,000)	$ (254,000)
Common shares issued for cash, shares		56
Common shares issued for cash, amount	567,000	$ 0	567,000	0	0
Stock based compensation	1,020,000	0	1,020,000	0	0
Net loss for the period	(9,289,000)	0	0	(9,289,000)	0
Other comprehensive loss	51,000	0	0	0	51,000
Balance, amount at Dec. 31, 2023	11,752,000	$ 1,000	52,264,000	(40,310,000)	(203,000)
Balance, shares at Dec. 31, 2023		532
Common shares issued for cash, shares		39
Common shares issued for cash, amount	55,000	$ 0	55,000	0	0
Stock based compensation	213,000	0	213,000	0	0
Net loss for the period	(2,483,000)	0	0	(2,483,000)	0
Other comprehensive loss	0
Balance, amount at Mar. 31, 2024	9,537,000	$ 1,000	52,532,000	(42,793,000)	(203,000)
Balance, shares at Dec. 31, 2023		532
Balance, amount at Dec. 31, 2023	11,752,000	$ 1,000	52,264,000	(40,310,000)	(203,000)
Common shares issued for cash, shares		15
Common shares issued for cash, amount	112,000	$ 0	112,000	0	0
Stock based compensation	818,000	0	818,000	0	0
Net loss for the period	(9,826,000)	0	0	(9,826,000)	0
Other comprehensive loss	1,000	0	0	0	1,000
Balance, amount at Dec. 31, 2024	2,857,000	$ 1,000	53,194,000	(50,136,000)	(202,000)
Balance, shares at Dec. 31, 2024		547
Stock based compensation	192,000	$ 0	192,000	0	0
Net loss for the period	(2,372,000)	0	0	(2,372,000)	0
Other comprehensive loss	(25,000)	0	0	0	(25,000)
Balance, amount at Mar. 31, 2025	$ 652,000	$ 1,000	$ 53,384,000	$ (52,508,000)	$ (227,000)
Balance, shares at Mar. 31, 2025		547